Share-Based Compensation - Summary of Additional Information Relating to Stock Options and SAR's (Detail) Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	2,598
Weighted-Average Exercise Price - Outstanding Awards	$ 65.11	$ 54.06	$ 42.36
Number Exercisable	593
Weighted-Average Exercise Price - Exercisable Awards	$ 56.46	$ 44.35
35.01 - 40.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	623
Weighted-Average Remaining Life	6 years
Weighted-Average Exercise Price - Outstanding Awards	$ 39.49
Number Exercisable	216
Weighted-Average Exercise Price - Exercisable Awards	$ 39.49
40.01 - 45.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	50
Weighted-Average Remaining Life	5 years
Weighted-Average Exercise Price - Outstanding Awards	$ 42.30
Number Exercisable	50
Weighted-Average Exercise Price - Exercisable Awards	$ 42.30
50.01 - 55.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	457
Weighted-Average Remaining Life	7 years
Weighted-Average Exercise Price - Outstanding Awards	$ 54.36
Number Exercisable	89
Weighted-Average Exercise Price - Exercisable Awards	$ 54.36
60.01 - 65.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	12
Weighted-Average Remaining Life	7 years
Weighted-Average Exercise Price - Outstanding Awards	$ 63.26
Number Exercisable	6
Weighted-Average Exercise Price - Exercisable Awards	$ 63.26
75.01 - 80.00
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	974
Weighted-Average Remaining Life	8 years
Weighted-Average Exercise Price - Outstanding Awards	$ 75.96
Number Exercisable	232
Weighted-Average Exercise Price - Exercisable Awards	$ 75.96
80.01 - 90.00
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	482
Weighted-Average Remaining Life	9 months
Weighted-Average Exercise Price - Outstanding Awards	$ 88.87
Number Exercisable	0
Weighted-Average Exercise Price - Exercisable Awards	$ 0